QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/2009
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund;
Epoch US All Cap Equity Fund; and
Epoch US Large Cap Equity Fund

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                  (unaudited)

 Number                         % of Total   Market
 of SharesSecurity Description  Investments  Value
------------------------------- ---------------------
--------  --------------------- --------    ---------

          COMMON STOCKS:         99.11%

          AUSTRALIA:              2.63%
 51,600   BHP Billiton Limited ADR          2,301,360
534,000   Lion Nathan Ltd.                  2,986,218
100,702   Westpac Banking Corp              1,330,494
                                            ---------
                                            ---------
                                            6,618,072
                                            ---------
                                            ---------

          AUSTRIA:                1.09%
181,900   Telekom Austria AG                2,749,466
                                            ---------
                                            ---------

          BELGIUM:                3.97%
228,800   Anheuser-Busch Inbev Strip VVPR        910
123,650   Belgacom SA                       3,869,162
221,800   Anheuser-Busch In Bev NV          6,100,785
                                            ---------
                                            ---------
                                            9,970,857
                                            ---------
                                            ---------

          BRAZIL:                 1.22%
251,000   Redecard SA                       3,058,316
                                            ---------
                                            ---------

          CANADA:                 1.74%
 97,700   Manitoba Telecom Services Inc.    2,476,017
125,400   Shaw Communications Inc Class B   1,911,786
                                            ---------
                                            ---------
                                            4,387,803
                                            ---------
                                            ---------

          FINLAND:                0.99%
130,550   Fortum Oyj                        2,483,931
                                            ---------
                                            ---------

          FRANCE:                 5.91%
 39,800   Air Liquide                       3,231,949
206,900   France Telecom SA                 4,704,737
 52,300   Total SA                          2,595,220
 34,400   Vinci                             1,275,054
116,100   Vivendi                           3,067,195
                                            ---------
                                            ---------
                                           14,874,155
                                            ---------
                                            ---------


          GERMANY:                2.59%
110,400   BASF AG                           3,335,986
 45,350   RWE AG                            3,175,442
                                            ---------
                                            ---------
                                            6,511,428
                                            ---------
                                            ---------

          GREAT BRITAIN:         14.66%
157,200   AstraZeneca PLC - ADR             5,572,740
 68,200   BP PLC Sponsored ADR              2,734,820
113,200   British American Tobacco          2,610,695
 99,100   Diageo PLC Sponsored ADR          4,434,725
189,000   Imperial Tobacco Group            4,234,539
447,050   National Grid                     3,422,874
274,700   Pearson PLC                       2,755,254
169,900   Scottish and Southern Energy PLC  2,694,016
1,286,500 Tomkins PLC                       2,230,319
485,459   United Utilities                  3,356,018
1,607,000 Vodafone Group PLC                2,820,414
                                            ---------
                                            ---------
                                           36,866,414
                                            ---------
                                            ---------

          ITALY:                  3.37%
555,700   Enel S.p.A.                       2,661,699
 83,200   Eni S.p.A. - ADR                  3,188,224
841,300   Terna S.p.A.                      2,615,800
                                            ---------
                                            ---------
                                            8,465,723
                                            ---------
                                            ---------

          NETHERLANDS:            1.03%
 58,500   Royal Dutch Shell Plc ADR A       2,591,550
                                            ---------
                                            ---------

          NORWAY:                 1.25%
180,600   Statoilhydro ASA - ADR            3,149,664
                                            ---------
                                            ---------

          PHILIPPINES:            1.03%
 58,731   Philippine Long Distance - ADR    2,591,799
                                            ---------
                                            ---------

          SPAIN:                  1.67%
211,000   Telefonica SA                     4,202,069
                                            ---------
                                            ---------

          SWEDEN:                 0.77%
134,500   Swedish Match AB                  1,937,853
                                            ---------
                                            ---------

          SWITZERLAND:            3.57%
139,900   Nestle SA                         4,722,653
 15,200   Swisscom AG                       4,263,707
                                            ---------
                                            ---------
                                            8,986,360
                                            ---------
                                            ---------

          TAIWAN:                 1.69%
160,271   Chunghwa Telecom Co. Ltd. ADR     2,921,740
1,291,696 Far Eastone Tele Co. Ltd.         1,328,623
                                            ---------
                                            ---------
                                            4,250,363
                                            ---------
                                            ---------

          UNITED STATES:         49.92%
282,900   Altria Group Inc.                 4,532,058
180,355   AT&T Inc.                         4,544,946
 76,000   Automatic Data Processing         2,672,160
 67,300   Avon Products                     1,294,179
 77,150   Ball Corp                         3,348,310
164,700   Bristol Myers Squibb Co.          3,610,224
118,200   Centurytel Inc.                   3,323,784
 33,900   Chevron Corp.                     2,279,436
 47,200   Conocophillips                    1,848,352
 33,300   Davita Inc.                       1,463,535
 48,500   Diamond Offshore Drilling Inc.    3,048,710
156,400   Du Pont E I De Nemours & Co.      3,492,412
327,650   Duke Energy Co.                   4,691,948
 92,900   Emerson Electric Co.              2,655,082
 38,300   Exxon Mobil Corp.                 2,608,230
 99,000   Genuine Parts Co.                 2,956,140
111,700   Honeywell International Inc.      3,111,962
 54,200   International Flavors & Fragrances1,650,932
 71,800   Johnson & Johnson                 3,776,680
 43,400   Kinder Morgan Energy Partners     2,027,648
110,400   Kraft Foods, Inc. Class A         2,460,816
 89,000   Lorillard Inc.                    5,494,860
 22,000   Magellan Midstream Partners - LP   646,140
 48,700   McDonalds Corp.                   2,657,559
 98,600   Merck & Co.                       2,637,550
181,900   Microsoft Corp.                   3,341,503
125,500   New York Community Bancorp        1,401,835
 63,900   Nicor Inc.                        2,123,397
199,400   Nisource Inc.                     1,954,120
 87,200   Nstar                             2,779,936
 62,100   OGE Energy Corp.                  1,479,222
108,300   Oneok Inc.                        2,450,829
 14,400   Oneok Partners, LP                  585,360
 56,200   Paychex, Inc.                     1,442,654
106,800   Philip Morris International       3,799,944
 74,300   Progress Energy Inc.              2,694,118
 75,800   Reynolds American Inc.            2,716,672
 44,900   Rockwell Collins                  1,465,536
 86,500   Scana Corp.                       2,671,985
126,300   Southern Company                  3,867,306
 95,600   Southern Copper Corp              1,665,352
136,400   Supervalue Inc.                   1,947,792
166,100   Teco Energy Inc.                  1,852,015
 54,200   Ventas Inc.                       1,225,462
178,100   Verizon Communications            5,378,620
131,750   Westar Energy Inc.                2,309,578
 44,100   WGL Holdings Inc.                 1,446,480
261,500   Windstream Corp                   2,107,690
                                            ---------
                                            ---------
                                          125,541,059
                                            ---------
                                            ---------

          Total Securities       99.11%  $249,236,882
          Cash and Cash Equivalent0.89%     2,232,141
                                --------    ---------
                                --------    ---------
          TOTAL INVESTMENTS     100.00%  $251,469,023
                                ========    =========
                                ========    =========

 ADR--Security represented is held by the custodian bank in the form of American Depository Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs:              Investment in Securities:
Level 1 - Quoted Prices         $ 249,236,882
Level 2 - Other Significant Observable-Inputs
Level 3 - Significant Unobservable Inp-ts
                                --------
                                --------
 Total:                         $ 249,236,882
                                --------
                                --------

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

   Number of                      % of Total    Market
   Shares   Security Description Investments     Value
   -------  ------------------  -------------------------
   -------  ------------------  -------        ----------

            COMMON STOCKS:      98.64%


            AUSTRALIA:           0.65%
   186,350  Sino Gold Mining Ltd.                682,266
                                               ----------
                                               ----------

            AUSTRIA:             1.01%
   37,350   Vienna Insurance Group             1,071,168
                                               ----------
                                               ----------

            BELGIUM:             1.32%
    4,233   Ackermans & Van Haaren               203,061
   70,702   Telenet Group Holding              1,194,295
                                               ----------
                                               ----------
                                               1,397,356
                                               ----------
                                               ----------

            BRAZIL:              6.69%
   261,450  All American Latina Logistica      1,122,074
   275,000  Brazil Broker Participacoes          133,791
   131,550  Diagnosticos DA America SA         1,417,158
   58,850   Kroton Educational SA                237,742
   219,600  Localiza Rent A Car                  773,622
   103,500  MRV Engenharia                       618,186
   227,220  Redecard SA                        2,768,568
                                               ----------
                                               ----------
                                               7,071,141
                                               ----------
                                               ----------


            CHINA:               2.84%
    3,500   Baidu Inc.                           618,100
   902,000  China Bluechemical Ltd.              494,639
   29,200   Shanda Interactive Entmt Ltd.      1,154,276
   412,000  Shandong Weigao Group                733,616
                                               ----------
                                               ----------
                                               3,000,631
                                               ----------
                                               ----------

            DENMARK:             0.51%
   13,250   Carlsberg A/S                        542,501
                                               ----------
                                               ----------

            FRANCE:              6.17%
   21,275   EDF Energies Nouvelles SA            800,275
   11,005   Eurofins Scientific                  466,929
   34,950   Ipsos                                769,247
   28,850   Publicis Groupe SA                   739,032
   79,950   Scor SE                            1,642,558
    9,850   Sechilienne SA                       311,614
   50,750   Technip SA                         1,790,571
                                               ----------
                                               ----------
                                               6,520,226
                                               ----------
                                               ----------

            GERMANY:            10.06%
    7,958   Axel Springer AG                     541,925
   37,350   Centrotherm Photovoltaics            960,733
   31,956   Fresenius SE PFD                   1,464,323
   25,800   Fresenius Medical Care AG & Co.    1,000,932
   23,400   GFK SE                               552,264
   80,450   Kontron AG                           774,414
   19,930   Linde                              1,352,441
   61,250   Morphosys AG                       1,040,317
    7,050   Puma AG                            1,068,149
   26,400   Software AG Darmstadt              1,877,951
                                               ----------
                                               ----------
                                              10,633,449
                                               ----------
                                               ----------

            GREAT BRITAIN:      15.81%
   61,750   Admiral Group PLC                    753,556
   187,450  Agreko PLC                         1,317,968
   96,850   Amlin PLC                            476,358
   802,150  Cable & Wireless PLC               1,599,944
   107,730  Catlin Group LTD                     482,121
   117,950  Charter International                769,020
   346,870  Cobham PLC                           852,050
   38,303   Homeserve PLC                        640,757
   80,050   Intertek Group PLC                 1,013,503
   116,600  Lancashire Holdings Limited          800,230
   84,200   Next Group                         1,593,951
   91,600   Pearson PLC                          918,752
   205,405  Serco Group PLC                    1,074,163
   46,430   SSL International PLC                298,071
   114,848  Tullow Oil PLC                     1,318,603
   203,209  VT Group PLC                       1,374,292
   231,360  Wellstream Holdings PLC            1,429,049
                                               ----------
                                               ----------
                                              16,712,388
                                               ----------
                                               ----------

            GREECE:              0.56%
   120,518  Intralot SA                          591,241
                                               ----------
                                               ----------

            HONG KONG:           3.34%
   3,104,426Dalian Port DA PDA Co. Ltd.        1,005,420
   1,756,000Citic 1616 Holdings Ltd.           1,067,181
   1,118,750Peace Mark Holdings Ltd.               1,444
   1,456,000Vitasoy Int'l Holdings               621,845
   816,000  Zhuzhou CSR Times                    829,677
                                               ----------
                                               ----------
                                               3,525,567
                                               ----------
                                               ----------

            ITALY:               3.62%
   46,500   Ansaldo STS SPA                      737,386
   115,100  Astaldi SPA                          473,094
   141,550  Azimut Holding SPA                   754,947
   59,400   Danieli & Co RNC                     330,785
   66,763   Davide Campari Milano SPA            423,131
   76,214   Exor                                 766,985
   27,300   Finmeccanica                         339,166
                                               ----------
                                               ----------
                                               3,825,494
                                               ----------
                                               ----------

            JAPAN:              23.88%
   75,160   Air Water Inc.                       653,433
      152   Axell Corp                           508,966
   58,500   Daibiru Corp.                        465,522
   36,895   Daiseki Co. Ltd.                     621,801
   61,800   Fancl Corp                           695,601
      950   GEO Co. Ltd.                         544,226
   61,200   Heiwa Corp                           536,387
   41,000   Horiba Ltd.                          695,532
   59,200   House Foods Corp                     816,799
   56,750   J G C Corp.                          638,759
   51,000   Japan Digital Labs                   419,213
      113   Japan Retail Fund Investment         428,522
    1,891   Jupiter Telecommunication          1,254,945
   90,000   Kaken Pharmaceutical Co.             752,496
   91,440   Kansai Paint Co.                     504,465
   148,000  Keiyo Bank                           594,090
   64,100   Lintec                               790,664
   45,700   McDonald's Holdings Co. (Japan)      776,186
   41,400   Ministop Co. Ltd.                    643,443
   38,250   Moshi Moshi Hotline, Inc.            672,799
   18,800   Musashino Bank ltd.                  576,420
   99,000   Nabtesco Corp Tokyo                  678,971
   199,000  Nichirel                             700,464
   94,400   Nifco Inc.                         1,015,883
   26,900   Nihon Kohden Corp                    328,009
   74,000   Nippon Corporaiton                   600,061
    8,200   Okinawa Electric Power               433,364
   15,000   Orix Corp.                           479,576
      161   Osaka Securities Exchange            511,498
   20,100   Ryohin Keikaku Co. Ltd.              780,484
      230   Seven Bank Ltd.                      608,694
   68,055   Suruga Bank Ltd.                     555,971
   27,553   Sysmex Corporation                   872,581
   164,000  The Ogaki Kyoritsu Bank Ltd.         747,635
   49,000   TKC Corporation                      969,622
   319,000  Toshiba Machine Co. Ltd.             933,031
   25,400   Unicharm Petcare Corp                640,444
   26,300   Yamatake Corp.                       448,015
   38,600   Yoshimoto Kogyo Co. Ltd.             351,157
                                               ----------
                                               ----------
                                              25,245,729
                                               ----------
                                               ----------
                                 0.98%
            MEXICO:
   319,940  Kimberly-Clark de Mexico           1,034,336
                                               ----------
                                               ----------

            NETHERLANDS:         0.57%
   16,766   Nutreco Holding N.V.                 599,210
                                               ----------
                                               ----------

            NORWAY:              3.20%
   354,900  Acergy SA                          2,215,100
   181,900  Subsea 7 Inc.                      1,162,292
                                               ----------
                                               ----------
                                               3,377,392
                                               ----------
                                               ----------

            PHILIPPINES:         0.88%
   21,000   Philippine Long Distance SP ADR      926,730
                                               ----------
                                               ----------

            PORTUGAL:            0.76%
   163,110  Jeronimo Martins, SGPS S/A           801,920
                                               ----------
                                               ----------

            SOUTH KOREA:         0.01%
       91   Hite Brewery                           9,062
                                               ----------
                                               ----------

            SPAIN:               6.00%
   91,300   Ebro Puleva SA                     1,070,123
   61,916   Indra Sistemas SA                  1,192,011
   45,360   Prosegur, Compania De Seguridad    1,219,696
   34,800   Red Electrica Corporacion SA       1,356,554
   77,550   Viscofan SA                        1,504,308
                                               ----------
                                               ----------
                                               6,342,692
                                               ----------
                                               ----------

            SWITZERLAND:         9.79%
    7,350   Helvetia Holding AG                1,563,624
    5,140   Lonza Group AG                       507,281
   33,050   Bank Sarasin & Cie AG                694,401
   35,046   Paris Re Holdings LTD                604,077
   10,519   Sonova Holding AG                    634,887
    1,100   SGS SA                             1,153,171
    2,947   St. Galler Kontonalbank              950,103
    9,325   Syngenta AG                        1,876,616
   10,950   Synthes Inc.                       1,218,054
   106,074  Temenos Group AG                   1,144,583
                                               ----------
                                               ----------
                                              10,346,797
                                               ----------
                                               ----------


            Total Securities    98.64%     $ 104,257,296
            Cash and Cash Equival1.36%         1,440,755
                                -------        ----------
                                -------        ----------
            TOTAL INVESTMENTS   100.00%    $ 105,698,051
                                =======        ==========
                                =======        ==========


    ADR--Security represented is held by the custodian bank in the form of American Depository Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.





   FAS 157 Footnote Disclosure:

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

   The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

   Valuation Inputs:                   Investment in Securities:
   -----------------                   -------------------------
   Level 1 - Quoted Prices             $ 104,257,296
   Level 2 - Other Significant Observable Inp-ts
   Level 3 - Significant Unobservable Inputs -
                                       --------
                                       --------
   Total:                              $ 104,257,296
                                       --------

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

Number of                                    % of Total     Market
   Shares      Security Description          Investments    Value
----------     ----------------------------  ----------  -------------
----------     ----------------------------  ----------  -------------

               COMMON STOCKS                    99.00%

               AEROSPACE:                        5.26%
   15,750      Alliant Techsystems,  Inc.                 $ 1,054,935
   24,550      Boeing Co.                                     873,489
   21,800      Rockwell Collins, Inc.                         711,552
                                                         -------------
                                                         -------------
                                                            2,639,976
                                                         -------------
                                                         -------------

               CHEMICALS:                        5.54%
   39,350      Du Pont EI De Nemours & Co                     878,685
   28,250      Praxair, Inc.                                1,900,943
                                                         -------------
                                                         -------------
                                                            2,779,628
                                                         -------------
                                                         -------------


               CONSUMER DISCRETIONARY:           2.08%
   34,950      Genuine Parts Co.                            1,043,607
                                                         -------------
                                                         -------------

               CONSUMER STAPLES:                 3.42%
   13,550      Philip Morris International                    482,109
   61,100      Safeway Inc.                                 1,233,609
                                                         -------------
                                                         -------------
                                                            1,715,718
                                                         -------------
                                                         -------------

               COSMETICS & TOILETRIES:           1.25%
   20,550      International Flavors & Fragrances             625,953
                                                         -------------
                                                         -------------

               ENERGY:                           3.37%
   13,350      Peabody Energy Corp.                           334,284
   43,910      Scana Corp.                                  1,356,380
                                                         -------------
                                                         -------------
                                                            1,690,664
                                                         -------------
                                                         -------------

               ENTERTAINMENT:                    1.26%
   68,450      International Game Technology                  631,109
                                                         -------------
                                                         -------------

               ENVIRONMENTAL SERVICES:           2.56%
   50,250      Waste Management Inc.                        1,286,400
                                                         -------------
                                                         -------------

               FINANCIAL SERVICES:              16.80%
   37,450      Ameriprise Financial, Inc.                     767,350
   47,145      Bank Of New York Company,  Inc.              1,331,846
   18,050      Franklin Resources, Inc.                       972,354
   25,900      Hudson City Bancorp, Inc.                      302,771
   46,100      New York Commuity Bancorp, Inc.                514,937
   39,650      NYSE Euronext                                  709,735
   24,363      People's United Financial                      437,803
   42,510      Visa, Inc.                                   2,363,556
   82,050      Western Union Co.                            1,031,369
                                                         -------------
                                                         -------------
                                                            8,431,721
                                                         -------------
                                                         -------------

               HEALTHCARE PRODUCTS:              3.65%
   98,090      Boston Scientific Corp.                        779,815
   59,416      Endo Pharmaceuticals Holdings, Inc.          1,050,475
                                                         -------------
                                                         -------------
                                                            1,830,290
                                                         -------------
                                                         -------------

               HEALTHCARE SERVICES:             12.92%
   41,070      Aetna US Healthcare                            999,233
   42,350      Davita, Inc.                                 1,861,282
   27,050      Laboratory Corp. of America Holdings         1,582,155
   30,550      Thermo Fischer Scientific Inc.               1,089,718
   42,100      Ventas, Inc.                                   951,881
                                                         -------------
                                                         -------------
                                                            6,484,269
                                                         -------------
                                                         -------------

               INSURANCE:                        3.16%
   22,400      Everest Re Group Ltd.                        1,585,920
                                                         -------------
                                                         -------------

               MANUFACTURING:                    7.83%
   25,550      Corn Products International, Inc.              541,660
   17,200      Deere & Co.                                    565,364
   47,900      MEMC Electronic Materials, Inc.                789,871
   32,950      Silgan Holdings Inc.                         1,731,193
   24,483      WABCO Holdings Inc.                            301,386
                                                         -------------
                                                         -------------
                                                            3,929,474
                                                         -------------
                                                         -------------

               MEDIA & COMMUNICATIONS:           3.60%
   37,090      Arbitron Inc.                                  556,721
   97,320      Comcast CL-A Special                         1,252,508
                                                         -------------
                                                         -------------
                                                            1,809,229
                                                         -------------
                                                         -------------

               OIL & GAS EXPLORATION:           14.24%
   18,800      Cameron International Corp.                    412,284
   27,200      ConocoPhillips                               1,065,152
   31,000      Exxon Mobil Corp.                            2,111,100
   32,350      Helix Energy Solutions Group Inc.              166,279
   38,300      National Oilwell Varco Inc.                  1,099,593
   33,000      Oneok, Inc.                                    746,790
   66,933      Southern Union Co.                           1,018,713
   47,850      Weatherford International Ltd.                 529,699
                                                         -------------
                                                         -------------
                                                            7,149,610
                                                         -------------
                                                         -------------

               SEMICONDUCTORS:                   0.81%
  170,250      Silicon Image, Inc.                            408,600
                                                         -------------
                                                         -------------

               SOFTWARE & SERVICES:             11.27%
    9,560      Apple Computer, Inc.                         1,004,947
   40,490      Electronic Arts, Inc.                          736,513
  131,150      Microsoft Corp.                              2,409,226
   83,480      Oracle Corp.                                 1,508,484
                                                         -------------
                                                         -------------
                                                            5,659,170
                                                         -------------
                                                         -------------


               Total Securities                 99.00%   $ 49,701,338
               Cash and Cash Equivalents         1.00%        501,797
                                             ----------  -------------
                                             ----------  -------------
               TOTAL INVESTMENTS               100.00%   $ 50,203,135
                                             ==========  =============
                                             ==========  =============



FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2008:

Valuation Inputs:                          Investment in Securities:
-----------------                          -------------------------
Level 1 - Quoted Prices                      $ 49,701,338
Level 2 - Other Significant Observable Inpu#s        -
Level 3 - Significant Unobservable Inputs  #         -
                                             ----------
                                             ----------
   Total:                                    $ 49,701,338
                                             ----------
                                             ----------

                         EPOCH U.S. LARGE CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

     Number of                                  % of Total     Market
      Shares      Security Description          Investments     Value
     --------     ----------------------------  ----------   ------------
     --------     ----------------------------  ----------   ------------

                  COMMON STOCKS                    92.71%

                  AEROSPACE:                        5.16%
      42,700      Alliant Techsystems,  Inc.                 $ 2,860,046
      78,200      Boeing Co.                                   2,782,356
      37,800      Rockwell Collins, Inc.                       1,233,792
                                                             ------------
                                                             ------------
                                                               6,876,194
                                                             ------------
                                                             ------------

                  CHEMICALS:                        4.66%
      88,800      Du Pont EI De Nemours & Co                   1,982,904
      62,750      Praxair, Inc.                                4,222,447
                                                             ------------
                                                             ------------
                                                               6,205,351
                                                             ------------
                                                             ------------


                  CONSUMER STAPLES:                 3.14%
      33,750      Philip Morris International                  1,200,825
     147,900      Safeway Inc.                                 2,986,101
                                                             ------------
                                                             ------------
                                                               4,186,926
                                                             ------------
                                                             ------------

                  COSMETICS & TOILETRIES:           2.39%

      28,350      Colgate-Palmolive Company                    1,672,083
      49,450      International Flavors & Fragrances           1,506,247
                                                             ------------
                                                             ------------
                                                               3,178,330
                                                             ------------
                                                             ------------

                  ENERGY:                           4.72%
      66,250      NSTAR                                        2,112,050
      32,200      Peabody Energy Corp.                           806,288
     109,050      Scana Corp.                                  3,368,554
                                                             ------------
                                                             ------------
                                                               6,286,892
                                                             ------------
                                                             ------------

                  ENTERTAINMENT:                    1.14%
     165,000      International Game Technology                1,521,300
                                                             ------------
                                                             ------------

                  ENVIRONMENTAL SERVICES:           2.52%
     131,100      Waste Management Inc.                        3,356,160
                                                             ------------
                                                             ------------

                  FINANCIAL SERVICES:              14.76%
      97,200      Ameriprise Financial, Inc.                   1,991,628
     114,100      Bank Of New York Company,  Inc.              3,223,325
      45,500      Franklin Resources, Inc.                     2,451,085
      65,200      Hudson City Bancorp, Inc.                      762,188
     101,500      NYSE Euronet                                 1,816,850
      61,300      People's United Financial                    1,101,561
     103,600      Visa, Inc.                                   5,760,160
     202,500      Western Union Co.                            2,545,425
                                                             ------------
                                                             ------------
                                                              19,652,222
                                                             ------------
                                                             ------------

                  HEALTHCARE PRODUCTS:              1.46%
     243,850      Boston Scientific Corp.                      1,938,607
                                                             ------------
                                                             ------------

                  HEALTHCARE SERVICES:             12.72%
     110,440      Aetna US Healthcare                          2,687,005
     102,650      Davita, Inc.                                 4,511,468
      66,350      Laboratory Corp. of America Holdings         3,880,811
      94,700      Thermo Fischer Scientific Inc.               3,377,949
     110,000      Ventas, Inc.                                 2,487,100
                                                             ------------
                                                             ------------
                                                              16,944,333
                                                             ------------
                                                             ------------

                  INSURANCE:                        3.08%
      57,950      Everest Re Group Ltd.                        4,102,860
                                                             ------------
                                                             ------------

                  MANUFACTURING:                    5.44%
      49,750      Danaher Corp.                                2,697,445
      43,200      Deere & Co.                                  1,419,984
     115,950      MEMC Electronic Materials, Inc.              1,912,015
      47,200      PACCAR Inc.                                  1,215,872
                                                             ------------
                                                             ------------
                                                               7,245,316
                                                             ------------
                                                             ------------

                  MEDIA & COMMUNICATIONS:           2.34%
     241,895      Comcast CL-A Special                         3,113,189
                                                             ------------
                                                             ------------

                  OIL & GAS EXPLORATION:           14.84%
      45,450      Cameron International Corp.                    996,719
      51,600      ConocoPhillips                               2,020,656
      34,850      Diamond Offshore Drillin, Inc.               2,190,671
      91,500      Exxon Mobil Corp.                            6,231,150
      93,450      National Oilwell Varco Inc.                  2,682,950
      80,550      Oneok, Inc.                                  1,822,847
     166,250      Southern Union Co.                           2,530,325
     115,700      Weatherford International Ltd.               1,280,799
                                                             ------------
                                                             ------------
                                                              19,756,117
                                                             ------------
                                                             ------------

                  SOFTWARE & SERVICES:             14.33%
      25,480      Apple Computer, Inc.                         2,678,458
      64,900      Automatic Data Processing, Inc.              2,281,884
     100,800      Electronic Arts, Inc.                        1,833,552
      73,300      Fiserv, Inc.                                 2,672,518
     319,850      Microsoft Corp.                              5,875,645
     206,950      Oracle Corp.                                 3,739,586
                                                             ------------
                                                             ------------
                                                              19,081,643
                                                             ------------
                                                             ------------


                  Total Securities                 92.71%  $ 123,445,440
                  Cash and Cash Equivalents         7.29%      9,713,656
                                                ----------   ------------
                                                ----------   ------------
                  TOTAL INVESTMENTS               100.00%  $ 133,159,096
                                                ==========   ============
                                                ==========   ============



     FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

            Level 1 - quoted prices in active markets for identical securities

            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

     Valuation Inputs:                        Investment in Securities:
     -----------------                        -------------------------
     Level 1 - Quoted Prices                    $ 123,445,440
     Level 2 - Other Significant Observable In#uts      -
     Level 3 - Significant Unobservable Inputs#         -
                                                ----------
                                                ----------
      Total:                                    $ 123,445,440
                                                ==========
                                                ==========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 29, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date:  May 29, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 29, 2009
      ------------------------------------